Document and Entity Information	Jan. 17, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 17, 2024
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 17, 2024
Document Effective Date	Jan. 17, 2024
Prospectus Date	Jan. 17, 2024
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Prospectus:
Trading Symbol	CEFS